SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 29, 2019
Share-based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
Outstanding stock options were as follows:

Stock options issued in Canadian dollars and to be exercised on the TSX:
	Number	Weighted exercise price (CA$)

Stock options outstanding, December 31, 2017	2,263	$32.94
Changes in outstanding stock options:
Exercised	(110)	19.98
Forfeited	(160)	33.58
Stock options outstanding, December 30, 2018	1,993	33.60
Changes in outstanding stock options:
Exercised	(443)	26.45
Stock options outstanding, December 29, 2019	1,550	$35.65

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, December 31, 2017	759	$29.01
Changes in outstanding stock options:
Forfeited in fiscal 2018	(90)	29.01
Stock options outstanding, December 30, 2018 and December 29, 2019	669	$29.01

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at December 29, 2019:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$24.22	87	1	87
CA$30.46	126	2	126
CA$33.01	543	4	226
CA$38.01	511	3	384
CA$42.27	283	6	—
	1,550		823
US$29.01	669	5	167
	2,219		990

Disclosure of number and weighted average exercise prices of other equity instruments
Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, December 31, 2017	1,200	$27.79
Changes in outstanding non-Treasury RSUs:
Granted	573	29.82
Granted for additional performance conditions	109	28.46
Granted for dividends declared	24	29.81
Settled - common shares	(226)	28.47
Settled - payment of withholding taxes	(151)	28.47
Forfeited	(155)	27.99
Non-Treasury RSUs outstanding, December 30, 2018	1,374	28.52
Changes in outstanding non-Treasury RSUs:
Granted	509	34.89
Granted for additional performance conditions	93	25.57
Granted for dividends declared	26	29.21
Settled - common shares	(256)	25.59
Settled - payment of withholding taxes	(170)	25.59
Forfeited	(154)	29.24
Non-Treasury RSUs outstanding, December 29, 2019	1,422	$31.42

Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, December 31, 2017	102	$30.46
Changes in outstanding Treasury RSUs:
Granted	20	30.10
Granted for dividends declared	2	29.94
Forfeited	(18)	27.93
Treasury RSUs outstanding, December 30, 2018	106	30.82
Changes in outstanding Treasury RSUs:
Granted	18	31.51
Granted for dividends declared	1	34.14
Settled through the issuance of common shares	(11)	25.97
Treasury RSUs outstanding, December 29, 2019	114	$31.42
Changes in outstanding DSUs were as follows:

	2019	2018

DSUs outstanding, beginning of fiscal year	275	293
Granted	48	54
Granted for dividends declared	3	4
Redeemed	(91)	(76)
DSUs outstanding, end of fiscal year	235	275

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at December 29, 2019:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$24.22	87	1	87
CA$30.46	126	2	126
CA$33.01	543	4	226
CA$38.01	511	3	384
CA$42.27	283	6	—
	1,550		823
US$29.01	669	5	167
	2,219		990